Income Taxes - Schedule of Federal Income Tax Rate to the Effective Tax Rate (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Statutory Federal tax rate	22.40%	21.00%	21.00%	21.00%
State taxes, net of Federal tax benefit		1.40%	1.40%	1.40%
AFUDC - Equity		(1.20%)	(0.10%)	(2.20%)
Depreciation of flow-through differences		(13.50%)	(4.30%)	(39.40%)
Amortization of investment tax credits		0.00%	0.00%	0.10%
Other, net		0.30%	0.00%	(0.30%)
Effective tax rate		8.00%	18.00%	(19.60%)